ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 5 - ACCRUED SEVERANCE PAY, NET

The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company. Starting January 1, 2012 the company does not employ any employees.

The severance pay expenses for the years ended December 31, 2012, 2011 and 2010 were $0, $15, and $52, respectively.